Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 3,452.50
Total Fee Amount	3,633.13
Total Transaction Valuation	27,076,194.16
Total Offset Amount	0.00
Net Fee	$ 180.63
Offering Table N/A
Offset Table N/A	N/A